UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	3/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 97.50%	Shares	Fair Value
Communication Services — 5.55%
AT&T, Inc.	24,480	$767,693
Omnicom Group, Inc.	19,910	1,453,231
Walt Disney Company (The)	3,500	388,605
		2,609,529
Consumer Discretionary — 5.64%
Genuine Parts Company	13,040	1,460,871
Home Depot, Inc. (The)	6,200	1,189,718
		2,650,589
Consumer Staples — 8.01%
Coca-Cola Company (The)	19,000	890,340
McCormick & Company, Inc.	4,000	602,520
Philip Morris International, Inc.	6,750	596,633
Procter & Gamble Company (The)	10,000	1,040,500
Walmart, Inc.	6,500	633,945
		3,763,938
Energy — 6.43%
Chevron Corporation	11,500	1,416,570
Royal Dutch Shell plc, Class A - ADR	16,750	1,048,383
Total S.A. - ADR	10,000	556,500
		3,021,453
Financials — 23.36%
American Express Company	15,000	1,639,500
BlackRock, Inc.	2,500	1,068,425
Chubb Ltd.	6,000	840,480
Cullen/Frost Bankers, Inc.	9,500	922,165
M&T Bank Corporation	7,500	1,177,650
MetLife, Inc.	18,000	766,260
Northern Trust Corporation	9,820	887,826
People's United Financial, Inc.	72,500	1,191,900
S&P Global, Inc.	3,500	736,925
Willis Towers Watson plc	10,000	1,756,499
		10,987,630
Health Care — 14.73%
AstraZeneca plc - ADR	20,000	808,600
Cardinal Health, Inc.	14,530	699,620
Johnson & Johnson	13,140	1,836,841
Medtronic plc	13,500	1,229,580
Merck & Company, Inc.	24,670	2,051,803
Stryker Corporation	1,500	296,280
		6,922,724
Industrials — 14.14%
3M Company	4,250	883,065
Honeywell International, Inc.	9,350	1,485,902
Hubbell, Inc.	8,940	1,054,741
Johnson Controls International plc	26,300	971,522
United Parcel Service, Inc., Class B	13,430	1,500,668
United Technologies Corporation	3,500	451,115
W.W. Grainger, Inc.	1,000	300,930
		6,647,943
Information Technology — 18.71%
Accenture plc, Class A	9,100	1,601,782
Microsoft Corporation	27,120	3,198,532
Paychex, Inc.	15,250	1,223,050

See accompanying notes which are an integral part of this schedule of investments.

SAP SE - ADR	5,500	635,030
Texas Instruments, Inc.	20,150	2,137,311
		8,795,705
Utilities — 0.93%
Evergy, Inc.	7,500	435,375

Total Common Stocks (Cost $29,812,934)		45,834,886

MONEY MARKET FUNDS - 2.54%

Federated Treasury Obligations Fund , Institutional Shares, 2.33%(a)	1,192,044	1,192,044

Total Money Market Funds (Cost $1,192,044)		1,192,044

Total Investments — 100.04% (Cost $31,004,978)		47,026,930

Liabilities in Excess of Other Assets — (0.04)%		(18,309)

NET ASSETS — 100.00%		$47,008,621

(a)	Rate disclosed is the seven day effective yield as of March 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$31,028,702

Gross unrealized appreciation	$16,518,728
Gross unrealized depreciation	(520,500)
Net unrealized appreciation on investments	$15,998,228

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 97.74%	Shares	Fair Value
Communication Services — 1.24%
John Wiley & Sons, Inc., Class A	60,454	$2,673,276

Consumer Discretionary — 11.50%
Carter's, Inc.	25,200	2,539,908
Choice Hotels International, Inc.	55,800	4,337,892
Core-Mark Holding Company, Inc.	62,838	2,333,175
Cracker Barrel Old Country Store, Inc.	17,405	2,812,822
Leggett & Platt, Inc.	80,343	3,392,081
Monro, Inc.	55,048	4,762,753
Wolverine World Wide, Inc.	127,600	4,559,148
		24,737,779
Consumer Staples — 5.61%
Casey's General Stores, Inc.	25,795	3,321,623
Flowers Foods, Inc.	159,276	3,395,764
Nu Skin Enterprises, Inc., Class A	49,404	2,364,475
PriceSmart, Inc.	50,856	2,994,401
		12,076,263
Energy — 2.50%
Cameco Corporation	185,831	2,190,947
SM Energy Company	182,713	3,195,651
		5,386,598
Financials — 19.25%
Ares Management Corporation	49,500	1,148,895
BancFirst Corporation	72,820	3,797,563
Brown & Brown, Inc.	76,320	2,252,203
Bryn Mawr Bank Corporation	105,993	3,829,527
First Hawaiian, Inc.	90,600	2,360,130
First of Long Island Corporation (The)	98,866	2,168,131
Glacier Bancorp, Inc.	48,977	1,962,508
Granite Point Mortgage Trust, Inc.	55,280	1,026,550
Hanover Insurance Group, Inc. (The)	23,400	2,671,578
Lazard Ltd., Class A	75,239	2,719,137
Old Republic International Corporation	160,371	3,354,962
South State Corporation	31,816	2,174,305
Sterling Bancorp	227,820	4,244,288
Trico Bancshares	106,202	4,172,677
Valley National Bancorp	370,456	3,548,968
		41,431,422
Health Care — 8.71%
Atrion Corporation	4,939	4,339,801
Computer Programs & Systems, Inc.	111,572	3,312,573
Psychemedics Corporation	268,859	3,772,092
Simulations Plus, Inc.	250,190	5,281,510
U.S. Physical Therapy, Inc.	19,342	2,031,490
		18,737,466
Industrials — 19.76%
ESCO Technologies, Inc.	61,709	4,136,354
Franklin Electric Company, Inc.	66,986	3,422,315
Healthcare Services Group, Inc.	80,002	2,639,266
Hexcel Corporation	38,920	2,691,707
Hubbell, Inc.	18,600	2,194,428
Kaman Corporation	36,500	2,133,060
Landstar System, Inc.	36,618	4,005,643

See accompanying notes which are an integral part of this schedule of investments.

MSA Safety, Inc.	22,329	2,308,819
MSC Industrial Direct Company, Inc., Class A	39,300	3,250,503
Mueller Water Products, Inc., Series A	429,812	4,315,312
Valmont Industries, Inc.	24,141	3,140,744
Watsco, Inc.	22,828	3,269,198
Woodward, Inc.	52,826	5,012,659
		42,520,008
Information Technology — 19.49%
American Software, Inc., Class A	362,446	4,331,230
Avnet, Inc.	110,804	4,805,570
Brooks Automation, Inc.	144,906	4,250,093
Cass Information Systems, Inc.	70,471	3,333,278
Hackett Group, Inc. (The)	143,350	2,264,930
Littelfuse, Inc.	23,635	4,312,915
LogMeIn, Inc.	28,100	2,250,810
Mesa Laboratories, Inc.	9,415	2,170,158
MTS Systems Corporation	64,324	3,503,085
National Instruments Corporation	77,809	3,451,607
Power Integrations, Inc.	47,095	3,293,824
TESSCO Technologies, Inc.	257,126	3,980,310
		41,947,810
Materials — 2.67%
Compass Minerals International, Inc.	45,705	2,484,981
HB Fuller Company	67,214	3,269,289
		5,754,270
Real Estate — 5.98%
CatchMark Timber Trust, Inc., Class A	71,695	704,045
CoreSite Realty Corporation	44,726	4,786,576
Empire State Realty Trust, Inc., Class A	138,000	2,180,400
EPR Properties	19,444	1,495,244
Physicians Realty Trust	110,784	2,083,847
Piedmont Office Realty Trust, Inc., Class A	77,275	1,611,184
		12,861,296
Utilities — 1.03%
South Jersey Industries, Inc.	69,077	2,215,299

Total Common Stocks (Cost $182,047,031)		210,341,487

MONEY MARKET FUNDS - 2.68%

Federated Treasury Obligations Fund , Institutional Shares, 2.33%(a)	5,771,703	5,771,703

Total Money Market Funds (Cost $5,771,703)		5,771,703

Total Investments — 100.42% (Cost $187,818,734)		216,113,190

Liabilities in Excess of Other Assets — (0.42)%		(910,865)

NET ASSETS — 100.00%		$215,202,325

(a)	Rate disclosed is the seven day effective yield as of March 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$188,133,540

Gross unrealized appreciation	$35,771,758
Gross unrealized depreciation	(7,792,108)
Net unrealized appreciation on investments	$27,979,650

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 52.30%	Shares	Fair Value
Communication Services — 5.83%
AT&T, Inc.	41,560	$1,303,322
BCE, Inc.	26,950	1,196,311
Verizon Communications, Inc.	13,980	826,637
		3,326,270
Consumer Staples — 3.32%
Philip Morris International, Inc.	21,420	1,893,314

Energy — 14.39%
Kinder Morgan, Inc.	96,850	1,937,969
ONEOK, Inc.	23,680	1,653,811
Plains GP Holdings, LP, Class A	62,110	1,547,781
Royal Dutch Shell plc, Class A - ADR	24,840	1,554,736
Williams Companies, Inc. (The)	52,810	1,516,703
		8,211,000
Financials — 14.39%
Granite Point Mortgage Trust, Inc.	73,330	1,361,737
MetLife, Inc.	10,650	453,371
MFA Financial, Inc.	148,230	1,077,632
New Residential Investment Corporation	68,170	1,152,754
PacWest Bancorp	9,790	368,202
People's United Financial, Inc.	90,060	1,480,587
Two Harbors Investment Corporation	73,150	989,720
Valley National Bancorp	138,530	1,327,117
		8,211,120
Health Care — 3.07%
GlaxoSmithKline plc - ADR	41,910	1,751,419

Information Technology — 0.91%
American Software, Inc., Class A	24,400	291,580
TESSCO Technologies, Inc.	14,700	227,556
		519,136
Real Estate — 7.84%
CatchMark Timber Trust, Inc., Class A	94,570	928,677
CoreSite Realty Corporation	11,830	1,266,047
Lamar Advertising Company, Class A	7,230	573,050
Physicians Realty Trust	90,830	1,708,512
		4,476,286
Utilities — 2.55%
Dominion Energy, Inc.	19,000	1,456,540

Total Common Stocks (Cost $29,781,424)		29,845,085

PREFERRED STOCKS — 26.90%

Financials — 16.76%
Allstate Corporation., Series G, 5.625%	55,000	1,403,049

See accompanying notes which are an integral part of this schedule of investments.

Annaly Capital Management, Inc., Series F, 6.95%	52,640	1,348,110
Charles Schwab Corporation/The, Series D, 5.95%	51,250	1,330,963
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	375,291
Invesco Mortgage Capital, Inc., Series C, 7.50%	43,500	1,079,670
State Street Corp., Series G, 5.35%	53,650	1,367,002
Two Harbors Investment Corporation, Series B, 7.63%	51,190	1,308,416
Wells Fargo & Company, Series L, 7.50%	1,040	1,344,044
		9,556,545
Real Estate — 7.35%
EPR Properties, Series E, 9.00% (a)	27,430	1,039,323
Monmouth Real Estate Investment Corporation., Series C, 6.13%	56,890	1,364,791
Public Storage, Series V, 5.38%	17,977	445,111
VEREIT, Inc., Series F, 6.70%	53,590	1,348,860
		4,198,085
Utilities — 2.79%
Nisource, Inc., Series B, 6.50%	52,650	1,387,328
SCE Trust II, 5.10%	10,000	207,500
		1,594,828
Total Preferred Stocks (Cost $15,364,488)		15,349,458

CORPORATE BONDS — 19.29%	Principal Amount

Communication Services — 2.52%
AT&T, Inc., 3.40%, 5/15/2025	$1,452,000	1,438,155

Energy — 3.25%
Plains All American Pipeline, L.P., 4.65%, 10/15/2025	977,000	1,018,784
Pride International LLC, 7.88%, 8/15/2040	1,036,000	833,980
		1,852,764
Financials — 2.67%
American Express Company, 5.20%, Perpetual Maturity	1,517,000	1,526,481

Health Care — 2.40%
Allergan Funding SCS, 3.80%, 3/15/2025	1,348,000	1,366,825

Information Technology — 0.29%
Analog Devices, Inc., 5.30%, 12/15/2045	150,000	167,821

Utilities — 8.16%
Southern Company (The) , Series B, 5.50%, 3/15/2057	1,415,000	1,441,831
PPL Capital Funding, Inc., Series A, 5.27%, 3/30/2067 (3MO LIBOR + 266.50bps) (b)	1,740,000	1,599,017
WEC Energy Group, Inc., 4.80%, 5/15/2067 (3MO LIBOR +211.25bps) (b)	1,820,000	1,613,384
		4,654,232
Total Corporate Bonds (Cost $11,385,539)		11,006,278

MONEY MARKET FUNDS - 1.27%	Shares
Federated Treasury Obligations Fund, Institutional Shares, 2.33%(c)	727,200	727,200

Total Money Market Funds (Cost $727,200)		727,200

Total Investments — 99.76% (Cost $57,258,651)		56,928,021

Other Assets in Excess of Liabilities — 0.24%		139,415

NET ASSETS — 100.00%		$57,067,436

See accompanying notes which are an integral part of this schedule of investments.

(a)	Convertible Preferred.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2019. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$57,187,449

Gross unrealized appreciation	$1,874,597
Gross unrealized depreciation	(2,134,025)
Net unrealized depreciation on investments	$(259,428)

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2019

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) and the Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated Fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2019

(Unaudited)

Fixed income securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Crawford Investment Counsel, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which a Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$45,834,886	$-	$-	$45,834,886
Money Market Funds	1,192,044	-	-	1,192,044
Total Investment Securities	$47,026,930	$-	$-	$47,026,930
Dividend Opportunity Fund
Common Stocks*	$210,341,487	$-	$-	$210,341,487
Money Market Funds	5,771,703	-	-	5,771,703
Total Investment Securities	$216,113,190	$-	$-	$216,113,190
Dividend Multi-Asset Income Fund
Common Stocks*	$29,845,085	$-	$-	$29,845,085
Preferred Stocks	15,349,458	-	-	15,349,458
Corporate Bonds	-	11,006,278	-	11,006,278
Money Market Funds	727,200	-	-	727,200
Total Investment Securities	$45,921,743	$11,006,278	$-	$56,928,021

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 89.39%	Shares	Fair Value
Communication Services — 22.86%
Alphabet, Inc., Class C (China)(a)(b)	7,361	$8,636,736
Baidu, Inc. - ADR (China)(a)(b)	21,271	3,506,524
Facebook, Inc., Class A(a)(b)	26,689	4,448,789
Zillow Group, Inc., Class C(a)(c)	127,900	4,443,246
		21,035,295
Consumer Discretionary — 11.30%
Alibaba Group Holding Ltd. - ADR(a)(b)	57,000	10,399,650

Financials — 9.17%
Bank of the Ozarks, Inc. (b)	291,130	8,436,947

Information Technology — 46.06%
Cognizant Technology Solutions Corporation, Class A (b)(c)	49,833	3,610,401
DocuSign, Inc.(a)(c)	170,400	8,833,536
KLA-Tencor Corporation(c)	38,000	4,537,580
Lam Research Corporation(c)	24,000	4,296,240
Optiva, Inc. (Canada)(a)	102,983	3,236,666
Pivotal Software, Inc., Class A(a)(c)	350,100	7,299,585
Red Hat, Inc.(a)(c)	17,800	3,252,060
Splunk, Inc.(a)(c)	33,700	4,199,020
Ultimate Software Group, Inc. (The)(a)(b)	9,428	3,112,466
		42,377,554

Total Common Stocks (Cost $74,742,030)		82,249,446

MONEY MARKET FUNDS - 1.06%

JPMorgan 100% US Treasury Securities Money Market Fund, Institutional Class, 2.28% (d)	974,302	974,302

Total Money Market Funds (Cost $974,302)		974,302

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.05%	Principal Amount
United States Treasury Bill, 2.38%, 6/27/2019(e)	$13,000,000	12,926,401

Total U.S. Government & Agency Obligations (Cost $12,925,668)		12,926,401

See accompanying notes which are an integral part of this schedule of investments.

CALL OPTIONS PURCHASED — 5.61%	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Discover Financial Services	1,409	$10,026,444	$35.00	January 2021	$5,163,985

Total Call Options Purchased (Cost $3,764,205)					5,163,985

Total Investments — 110.11% (Cost $92,406,205)					$101,314,134

Liabilities in Excess of Other Assets — (10.11)%					(9,303,873)

NET ASSETS — 100.00%					$92,010,261

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled transactions.
(c)	All or a portion of the security is held as collateral for written options.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2019.
(e)	Discount security. Rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2019 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options – (10.08)%
Cognizant Technology Solutions Corporation, Class A	(330)	$(2,390,850)	$70.00	January 2020	$(257,400)
DocuSign, Inc.	(1,704)	(8,833,536)	50.00	January 2020	(1,550,640)
KLA-Tencor Corporation	(380)	(4,537,580)	85.00	January 2020	(1,333,800)
Lam Research Corporation	(240)	(4,296,240)	140.00	January 2020	(1,083,600)
Pivotal Software, Inc., Class A	(3,015)	(6,286,275)	20.00	January 2020	(1,281,375)
Pivotal Software, Inc., Class A	(486)	(1,013,310)	20.00	January 2021	(296,460)
Redhat, Inc.	(178)	(3,252,060)	115.00	January 2020	(1,236,210)
Splunk, Inc.	(337)	(4,199,020)	100.00	January 2020	(1,110,078)
Zillow Group, Inc., Class C	(1,279)	(4,443,246)	30.00	January 2020	(1,125,520)

Total Written Options (Premiums Received $6,836,200)					$(9,275,083)

See accompanying notes which are an integral part of the open written option contracts.

At March 31, 2019, the net unrealized appreciation (depreciation) of investments and written option contracts for federal income tax purposes was as follows:

Gross Unrealized Appreciation	$12,843,930
Gross Unrealized Depreciation	(6,389,424)
Net Unrealized Appreciation on Investments	$6,454,506

Aggregate cost of securities, net of premiums received for options written for federal income tax purposes	$85,584,545

See accompanying notes which are an integral part of the open written option contracts.

Selective Opportunity Fund

Related Notes to the Schedule of Investments

March 31, 2019

(Unaudited)

The Selective Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Selective Wealth Management, Inc. (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Selective Opportunity Fund

Related Notes to the Schedule of Investments - continued

March 31, 2019

(Unaudited)

Option contracts are generally traded on an exchange and are generally valued at the last trade price or at the mean of the last bid and ask prices, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$82,249,446	$-	$-	$82,249,446
Money Market Funds	974,302	-	-	974,302
U.S. Government & Agency Obligations	-	12,926,401	-	12,926,401
Call Options Purchased	-	5,163,985	-	5,163,985
Total	$83,223,748	$18,090,386	$-	$101,314,134

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(3,214,578)	$(6,060,505)	$-	$(9,275,083)
Total	$(3,214,578)	$(6,060,505)	$-	$(9,275,083)

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

MILES CAPITAL ALTERNATIVES ADVANTAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

MUTUAL FUNDS - 99.74%	Shares	Fair Value
361 Global Long/Short Equity Fund, Class I	79,864	$883,297
Alger Dynamic Opportunities Fund, Class Z	74,920	1,116,312
ASG Managed Futures Strategy Fund, Class Y	35,853	331,278
Balter L/S Small Cap Equity Fund, Institutional Class	99,098	1,073,232
BlackRock Event Driven Equity Fund, Class I	99,038	945,812
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	32,167	334,859
Boston Partners Global Long/Short Fund, Institutional Class	81,142	870,652
Calamos Market Neutral Income Fund, Class I	88,554	1,151,207
Cedar Ridge Unconstrained Credit Fund, Institutional Class	71,562	764,996
Credit Suisse Managed Futures Strategy Fund, Class I(a)	34,782	347,121
Equinox Chesapeake Strategy Fund, Class I	29,851	327,464
Glenmede Quantitative U.S. Long/Short Equity Portfolio(a)	81,830	998,328
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	89,428	778,020
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	57,545	1,012,374
Vanguard Market Neutral Fund, Investor Shares	37,035	407,383
WCM Alternatives: Event-Driven Fund, Institutional Class	59,400	629,640
Western Asset Macro Opportunities Fund, Class I	65,663	724,915
William Blair Macro Allocation Fund, Class I	67,282	773,071
Total Mutual Funds (Cost $13,535,441)		13,469,961

MONEY MARKET FUNDS - 0.48%

Federated Government Obligations Fund, Institutional Class, 2.32%(b)	64,303	64,303

Total Money Market Funds (Cost $64,303)		64,303

Total Investments — 100.22% (Cost $13,599,744)		13,534,264

Liabilities in Excess of Other Assets — (0.22)%		(29,648)

NET ASSETS — 100.00%		$13,504,616

(a)	Non-income producing.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2019.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2019, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$371,009
Gross Unrealized Depreciation	(437,139)
Net Unrealized Depreciation on Investments	$(66,130)
Tax Cost	$13,600,394

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

March 31, 2019

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

March 31, 2019

(Unaudited)

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds as reported by the underlying investment companies. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Miles Capital, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,457,587	$1,012,374	$-	$13,469,961
Money Market Funds	64,303	-	-	64,303
Total	$12,521,890	$1,012,374	$-	$13,534,264

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	5/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	5/28/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	5/28/2019